Stockholders' Equity - Summary of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Stockholders Equity Note [Abstract]
Number of Shares, Granted | shares	1,782
Number of Shares, Cancelled/Forfeited | shares	(142)
Number of Shares, Outstanding | shares	1,640
Number of Shares, Exercisable | shares	1,502
Weighted Average Exercise Price, Granted | $ / shares	$ 196.70
Weighted Average Exercise Price, Cancelled/Forfeited | $ / shares	196.70
Weighted Average Exercise Price, Outstanding | $ / shares	196.70
Weighted Average Exercise Price, Exercisable | $ / shares	$ 196.70
Weighted Average Remaining Contractual Term (Years), Outstanding	9 years 1 month 6 days
Weighted Average Remaining Contractual Term (Years), Exercisable	9 years 1 month 6 days